Financial risk management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024 USD ($)	May 07, 2024	Dec. 31, 2023 USD ($)	Sep. 22, 2023	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Revolving Credit Facility (new)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	€ 175,000,000
Interest rate	2.25%				2.25%
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 662,600,000	€ 693,600,000			$ 686.1		$ 693.0		€ 700,600,000	$ 700.0
Interest rate						2.50%		3.00%	3.75%	3.75%
Notional amount	662,600,000	693,600,000			$ 686.1		$ 693.0		€ 700,600,000	$ 700.0
Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	130,000,000	€ 130,000,000.0
Interest rate		3.50%					3.50%
Notional amount	€ 130,000,000	€ 130,000,000.0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 5,600,000	5,600,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	12,300,000	12,300,000
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	1,800,000
Currency risk | Pound Sterling | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	(2,500,000)	(2,100,000)
Currency risk | US dollar | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 1,100,000	€ 900,000
Currency risk | US dollar | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	87.90%	87.50%	44.80%	35.70%	87.90%		87.50%
Financial assets	€ 19,200,000
Financial liabilities		€ 6,200,000
Currency risk | Euro | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	62.00%	73.10%	25.80%	31.00%	62.00%		73.10%
Financial liabilities	€ 12,300,000	€ 9,600,000
Currency risk | Swedish Krona | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 6,800,000	€ 400,000
Bottom of range | Interest rate risk | Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	50.00%				50.00%
Bottom of range | Interest rate risk | Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	0.00%				0.00%